Risk Management - Schedule of Basic Capital and Effective Equity (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Risk management [abstract]
Basic capital		$ 2,315,411
Effective equity		$ 3,044,661
Basic capital, percent		6.54%
Effective equity, percent		13.56%
Minimum regulatory capital percentage per Shareholder Agreement	120.00%